Loss per share - Reconciliation (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥) ¥ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 CNY (¥) ¥ / shares shares
Numerator:
Net loss	¥ (192,100)	$ (28,678)	¥ (243,867)
Net (profit)/loss attributable to noncontrolling interests	(4,745)	$ (708)	9,650
Numerator for basic and diluted net loss per share calculation | ¥	¥ (196,845)		¥ (234,217)
Denominator:
Basic (in share)	2,046,388,131	2,046,388,131	2,005,851,928
Denominator for basic and diluted net loss per share calculation	2,046,388,131	2,046,388,131	2,005,851,928
Net loss per ordinary share:
Basic (in dollars per share) | (per share)	¥ (0.10)	$ (0.01)	¥ (0.12)
Diluted (in dollars per share) | (per share)	¥ (0.10)	$ (0.01)	¥ (0.12)